DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 8 — DERIVATIVE LIABILITIES

Series A, B and C Preferred Stock Conversion Options
The conversion features embedded in the Company’s Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock were bifurcated as they were not considered to be clearly and closely related to the host agreement and were accounted for as a derivative liabilities.

As disclosed above, during the nine months ended September 30, 2015, all issued and outstanding shares of the Company’s Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock were converted into shares of the Company’s common stock. As a result, on the date of conversion the Company re-measured the fair value of each of the conversion features, recorded the change in fair value of the conversion feature in other expense on the condensed statements of operations, and reclassified the re-measured amount to stockholders’ equity.

Warrants to Purchase Common Stock
The warrants issued in connection with the Series A Financing, Series B Financing, and Series C Financing have been accounted for as derivative liabilities as each of the warrants contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.

On July 20, 2015, and effective June 11, 2015, the Company amended the warrants issued to investors on December 30, 2014, February 11, 2015 and February 24, 2015 in connection with issuances of the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock, respectively, to lower the exercise price from $20.00 per share to $11.50 per share, except for the warrants issued to certain family members of George Schmitt, which will retain an exercise price of $20.00 per share.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities associated with the Series A Financing, Series B Financing, and Series C Financing for the nine months ended September 30, 2015:

	Series A	Series B	Series B	Series C
	Financing	Financing	(Related Party)	Financing	Total
Balance at January 1, 2015	$270,000	$—	$—	$—	$270,000
Recognition of conversion feature liability	—	81,000	220,000	468,000	769,000
Recognition of warrant derivative liability	—	45,000	118,000	252,000	415,000
Reclassification to stockholders’ equity upon conversion	(150,000)	(54,000)	(220,000)	(245,000)	(669,000)
Change in fair value of derivative liabilities	(111,000)	(69,000)	(111,000)	(455,000)	(746,000)
Balance at September 30, 2015	$9,000	$3,000	$7,000	$20,000	$39,000

The following are the key assumptions used in connection with the valuation of the conversion options associated with the Series A Financing, Series B Financing, and Series C Financing on the date of issuance, at December 31, 2014 and September 30, 2015:

	Series A	Series B	Series B	Series C
	Financing	Financing	(Related Party)	Financing
Date of issuance	12/31/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares convertible into	750,000	350,000	845,000	1,800,000
Fair market value of stock	$5.10	$4.22	$4.50	$4.50
Conversion price	$5.70	$3.57	$4.00	$4.00
Volatility	131%	143.4%	143.4%	143.4%
Risk-free interest rate	0.25%	0.24%	0.22%	0.22%
Expected dividend yield	7%	7%	7%	7%
Life of convertible preferred stock (years)	1	1	1	1

The following are the key assumptions used in connection with the valuation of the warrants associated with the Series A Financing, Series B Financing, and Series C Financing at December 31, 2014, their respective issuance dates, and September 30, 2015:

	Series A	Series B	Series B	Series C
	Financing	Financing	(Related Party)	Financing
Date of warrant	12/31/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares underlying the warrants	37,500	17,500	42,250	90,000
Fair market value of stock	$5.10	$4.22	$4.50	$4.50
Exercise price	$20.00	$20.00	$20.00	$20.00
Volatility	112.9%	120.6%	115.8%	115.8%
Risk-free interest rate	0.96%	0.90%	0.90%	0.90%
Expected dividend yield	—	—	—	—
Warrant life (years)	5	5	5	5

	Series A	Series B	Series B	Series C
	Financing	Financing	(Related Party)	Financing
Number of shares underlying the warrants on September 30, 2015	37,500	17,500	42,250	90,000
Fair market value of stock	$0.58	$0.58	$0.58	$0.58
Exercise price	$11.50	$11.50	$20.00	$11.50
Volatility	119.9%	119.7%	119.5%	119.5%
Risk-free interest rate	1.03%	1.03%	1.03%	1.03%
Expected dividend yield	—	—	—	—
Warrant life (years)	4.25	4.35	4.40	4.40

August 2015 Underwritten Offering
On August 19, 2015, the Company closed its underwritten public offering of its Class A Units, Class B Units, Series C Warrants and Series D Warrants. The Company offered (i) 2,550,000 Class A Units, at a price of $1.00 per Class A Unit, each of which consists of one share of its common stock and 0.5 of a Series A Warrant to purchase one share of its common stock at an exercise price of $1.00 per warrant, (ii) 2,450,000 Class B Units, at a price of $0.99 per Class B Unit, each of which consists of one pre-funded Series B Warrant to purchase one share of its common stock and 0.5 of a Series A Warrant, (iii) 2,550,000 Series C Warrants, at a price of $0.01 per Series C Warrant, which is deemed to be included in the $1.00 price per Class A Unit, each to purchase one additional Class A Unit at an exercise price of $1.00, and (iv) 4,950,000 Series D Warrants, at a price of $0.01 per Series D Warrant, which is deemed to be included in the $0.99 price per Class B Unit, each to purchase one additional Class B Unit at an exercise price of $0.99. Each of the warrants issued in connection with the August 2015 underwritten offering have been accounted for as derivative liabilities as each of the warrants contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities associated with the August 2015 underwritten offering for the nine months ended September 30, 2015:

	Series A	Series B	Series C	Series D	Total
Balance at January 1, 2015	$—	$—	$—	$—	$—
Recognition of warrant liability on issuance date	1,275,000	1,568,000	178,000	347,000	3,368,000
Reclassification of derivative liability to stockholders’ equity upon exercise	—	(1,197,000)	—	—	(1,197,000)
Change in fair value of derivative liabilities	(151,000)	(371,000)	(101,000)	(198,000)	(821,000)
Balance at September 30, 2015	$1,124,000	$—	$77,000	$149,000	$1,350,000

The following are the key assumptions used in connection with the valuation of the warrants exercisable into common stock on the date of issuance and September 30, 2015:

	Series A	Series B	Series C	Series D
Date of warrant	8/19/2015	8/19/2015	8/19/2015	8/19/2015
Number of shares underlying the warrants	2,500,000	2,450,000	2,550,000	4,950,000
Fair market value of stock	$0.65	$0.65	$0.65	$0.65
Exercise price	$1.00	$0.01	$1.00	$0.99
Volatility	121.4%	121.4%	125.4%	125.4%
Risk-free interest rate	1.03%	1.03%	0.30%	0.30%
Expected dividend yield	—	—	—	—
Warrant life (years)	5	5	0.25	0.25

	Series A	Series B	Series C	Series D
Number of shares underlying the warrants on September 30, 2015	2,500,000	—	2,550,000	4,950,000
Fair market value of stock	$0.58	—	$0.58	$0.58
Exercise price	$1.00	—	$1.00	$0.99
Volatility	124.2%	—	144.4%	144.4%
Risk-free interest rate	0.98%	—	0.38%	0.38%
Expected dividend yield	—	—	—	—
Warrant life (years)	4.88	—	0.13	0.13

Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s accounting and finance department, who report to the Chief Financial Officer, determine its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s accounting and finance department and are approved by the Chief Financial Officer.

Level 3 Valuation Techniques:

Level 3 financial liabilities consist of the derivative liabilities for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate. The Company deems financial instruments which do not have fixed settlement provisions to be derivative instruments. In accordance with ASC Topic 480, Distinguishing Liabilities from Equity, the fair value of these warrants is classified as a liability on the Company’s Condensed Consolidated Balance Sheets because, according to the terms of the warrants, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders. Such instruments do not have fixed settlement provisions and have also been recorded as derivative liabilities. Corresponding changes in the fair value of the derivative liabilities are recognized in earnings on the Company’s Condensed Consolidated Statements of Operations in each subsequent period.

The Company’s derivative liabilities are carried at fair value and were classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs. In order to calculate fair value, the Company uses a binomial model style simulation, as the value of certain features of the warrant derivative liabilities would not be captured by the standard Black-Scholes model.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Beginning balance	$320,000	$-	$270,000	$-
Recognition of conversion feature liability	-	-	769,000	-
Recognition of warrant liability on issuance date	3,368,000	-	3,783,000	-
Reclassification to stockholders’ equity upon exercise	(1,196,000)	-	(1,866,000)	-
Change in fair value of derivative liabilities	(1,103,000)	-	(1,567,000)	-
Ending balance	$1,389,000	$-	$1,389,000	$-

11 — DERIVATIVE LIABILITIES

Series A Convertible Preferred Stock — Conversion Option

On December 30, 2014, the Company entered into a purchase agreement pursuant to which the Company sold to 31 Group, 750,000 of the Company’s Series A Convertible Preferred Stock (the “Preferred Stock”). The Preferred Stock are convertible, in whole or in part, at a conversion price equal to the lower of (i) $20.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice. The conversion feature was bifurcated from the Preferred Stock as it was not considered to be clearly and closely related to the host agreement and is accounted for as a derivative liability.

Warrants to Purchase Common Stock

In connection with the issuance of Series A Convertible Preferred Stock, the Company issued warrants to purchase up to 37,500 shares of Common Stock (the “Warrants”). The Warrants have an exercise price of $20.00 per share (the “Exercise Price”). Warrants covering up to 37,500 shares of Common Stock are exercisable at any time on or before December 31, 2019. The Warrants are accounted for as derivative liability as they can be redeemed by the holder for fair market value upon certain fundamental transactions.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities for the year ended December 31, 2014:

Balance at beginning of year	$—
Additions to conversion option derivative liability at December 30, 2014	150,000
Additions to warrant derivative liability at December 30, 2014	120,000
Change in fair market value of the derivative liabilities	—
Balance at end of year	$270,000

These instruments were valued using pricing models that incorporate the price of a share of Common Stock, volatility, risk free rate, dividend rate and estimated life. The Company computed the fair value using the Black-Scholes model as of December 30, 2014. There was no change in fair value of the instruments at December 31, 2014.

The following are the key assumptions used in connection with the valuation of the conversion option on the date of issuance and at December 31, 2014:

Number of preferred shares	750,000
Fair market value of stock	$5.10
Conversion Price	$5.70
Volatility	131%
Risk-free interest rate	0.13%
Expected dividend yield	0%
Life of Convertible Preferred Stock (year)	1
Number of shares underlying the Warrants	37,500
Fair market value of stock	$5.10
Exercise Price	$20.00
Volatility	112.9%
Risk-free interest rate	0.96%
Expected dividend yield	0%
Warrant life (years)	5

The risk-free rate is based on the rate for the U.S. Treasury note over the expected terms. The expected term is the full term of the warrant and preferred stock. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on London Stock Exchange’s AIM Market to the date of the grant.